Financial Instruments - Schedule of Derivative Swap Agreements (Details) - CAD ($)	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Non-current asset	$ 19,090
Non-current liabilities		$ 215,137
Cross Currency Swap Contract
Disclosure Of Financial Instruments [Line Items]
Non-current liabilities		207,839
Interest Rate Swap Contract
Disclosure Of Financial Instruments [Line Items]
Non-current asset	$ 19,090
Non-current liabilities		$ 7,298